Consolidated Statements of Comprehensive Income (FY) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 5,015,064	$ 5,798,808
Other comprehensive loss, net of tax:
Unrealized holding gains (losses) arising during the year, net of tax expense (benefit) of $55,405 and $(326,697) in 2017 and 2016, respectively	90,381	(526,954)
Reclassification adjustment for gains included in net income, net of tax expense of $54,533 and $76,422 in 2017 and 2016, respectively	(88,975)	(123,165)
Total other comprehensive (loss) income	1,406	(650,119)
Effect of tax rate change on unrealized gains (losses) on available for sale securities	(197,215)	0
Total other comprehensive loss	(195,809)	(650,119)
Comprehensive income	$ 4,819,255	$ 5,148,689